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BRANDES
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Brandes Global Opportunities Value Fund
Brandes Global Equity Income Fund

Supplement dated August 17, 2015 to the
Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2014

Effective September 1, 2015, Brandes will use a new distributor. Accordingly, all references to Quasar Distributors, LLC (the “Distributor”) will be replaced with ALPS Distributors, Inc. The distributor is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

Please retain this Supplement with the Prospectus and SAI.